ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
BALANCE SHEET
Cash and cash equivalents	$ 32,684,423	$ 23,227,922	$ 20,107,349	$ 84,247,984
Accounts receivable, net	39,409,151	40,307,672
Prepaid expense and other current assets	17,325,791	23,329,262
Total current assets	121,942,970	93,271,124
Distribution rights	6,554,057	11,406,692
Production costs	142,245,594	90,345,409
Property and equipment, net	63,678,652	60,208,609
Total assets	420,085,560	316,565,660
Total current liabilities	178,172,807	107,869,633
Total liabilities	217,230,151	126,920,070
STATEMENT OF OPERATIONS
Net revenue	149,335,580	142,282,919	126,161,270
Net income	4,522,474	(1,568,382)	14,572,376
STATEMENT OF CASH FLOWS
Net cash provided by operating activities	(21,554,921)	(9,464,869)	2,239,544
Net cash used in investing activities	(61,320,921)	(12,180,458)	(48,826,052)
Net cash (used in) provided by financing activities	93,002,130	24,993,729	(17,640,985)
Recourse creditors (or beneficial interest holders)	0
PRC
STATEMENT OF CASH FLOWS
Number of affiliated consolidated entities that operate business in PRC	3
VIEs and their subsidiaries
BALANCE SHEET
Cash and cash equivalents	27,091,577	14,691,945
Accounts receivable, net	36,318,401	37,626,422
Prepaid expense and other current assets	12,146,627	14,626,701
Total current assets	108,069,565	73,351,336
Distribution rights	2,570,478	491,723
Production costs	92,283,331	53,248,207
Property and equipment, net	63,646,468	60,147,104
Total non-current assets	195,821,392	150,879,449
Total assets	303,890,957	224,230,785
Total current liabilities	147,508,123	92,841,657
Total non-current liabilities	18,572,097	8,279,476
Total liabilities	166,080,220	101,121,133
STATEMENT OF OPERATIONS
Net revenue	141,890,433	132,455,191	116,911,572
Net income	13,388,183	5,358,332	18,046,991
STATEMENT OF CASH FLOWS
Net cash provided by operating activities	13,432,495	17,747,686	33,427,159
Net cash used in investing activities	(61,140,040)	(22,238,836)	(17,137,921)
Net cash (used in) provided by financing activities	60,107,177	13,263,501	(12,406,973)
Collateralized assets	$ 0